Contingent Acquisition Liability (Details Narrative) (10-K) - Early Adopter.Com [Member] - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2020
Business acqusition, share price	$ 3.25		$ 3.25
Contingent acquisition liability	$ 47,000	$ 134,000	$ 47,000
Accrured liabilities	$ 47,000	$ 67,000
Stock issued during peirod shares acquisitions	28,000	23,000
Stock issued during period value acquisitions	$ 127,000	$ 91,000
Increase in fair value of common stock	$ 40,000	$ 74,000